Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 5,066	¥ 4,559
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	230	249
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	4,662	4,184
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 174	¥ 126